Motley Fool | MFAM Emerging Markets Fund
MFAM Emerging Markets Fund ( the “ Emerging Markets Fund ” ) Summary Section
Investment Objective
The investment objective of the Emerging Markets Fund (formerly, the Motley Fool Emerging Markets Fund) is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Motley Fool MFAM Emerging Markets Fund Investor Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$ 24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Motley Fool MFAM Emerging Markets Fund Investor Shares
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements	(0.19%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.15%
[1]	The Emerging Markets Fund's investment adviser, Motley Fool Asset Management, LLC (the "Adviser") has contractually agreed to pay, waive or absorb a portion of the Emerging Markets Fund's Investor Shares expenses through the end of December 31, 2019, or such later date as may be determined by the Emerging Markets Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% annually of average daily net assets of the Investor Shares. If the excluded expenses are incurred, operating expenses may be higher than 1.15% annually for the Investor Shares. The Adviser may recover from the Emerging Markets Fund's fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% annually of average daily net assets of Investor Shares or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Emerging Markets Fund, but otherwise it can be terminated only by the Board of Directors of The RBB Fund, Inc.

Example

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares of the Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Emerging Markets Fund’s operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Motley Fool | MFAM Emerging Markets Fund | Investor Shares | USD ($)	117	406	716	1,596

Portfolio Turnover

The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets Fund’s performance. During the fiscal year ended August 31, 2018, the Emerging Markets Fund’s portfolio turnover rate was 7%.

Principal Investment Strategies

The Emerging Markets Fund pursues its investment objective using a quality growth investing style. The Fund invests in a focused portfolio of the common stocks of high-quality companies organized in emerging market foreign countries. The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the securities of emerging market issuers and other investments that are tied economically to emerging market countries.

The Adviser defines emerging market companies as companies located or organized in or whose primary business is carried out in emerging markets. The Adviser will invest in countries classified as Advanced Emerging, Secondary Emerging, or Frontier, or not classified by FTSE Russell. A formal review of country classification within the FTSE global equity indexes is conducted on an annual basis each September using a comprehensive, transparent and consistent methodology to classify stock markets as Developed, Advanced Emerging, Secondary Emerging or Frontier within the FTSE global equity indexes. It is expected that investments in the securities of companies in emerging market countries, including depositary receipts, having smaller market capitalizations (less than $3 billion) will be important components of the Emerging Markets Fund’s investment program, although the Emerging Markets Fund may invest in issuers of all capitalization sizes. Under normal circumstances, the Emerging Markets Fund seeks to stay fully invested and does not attempt to time the market.

In identifying investments for the Emerging Markets Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Emerging Markets Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Emerging Markets Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Emerging Markets Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Emerging Markets Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach employs a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Trajectory.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Emerging Markets Fund’s investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Emerging Markets Fund’s net assets. The Emerging Markets Fund may not invest more than 10% of its net assets in securities of companies that are not emerging market companies. To limit the risks associated with highly concentrated holdings, the Emerging Markets Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Emerging Markets Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

While investing in a particular sector is not a principal investment strategy of the Emerging Markets Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. The Fund may also seek to increase its income by lending portfolio securities.

Principal Investment Risks

The value of the Emerging Markets Fund’s investments may decrease, which will cause the value of the Emerging Markets Fund’s shares to decrease. As a result, you may lose money on your investment in the Emerging Markets Fund, and there can be no assurance that the Emerging Markets Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Emerging Markets Fund’s investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Emerging Markets Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Emerging Markets Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Emerging Markets Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Emerging Markets Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Investments in Small and Mid-Capitalization Companies

The Emerging Markets Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations. Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Emerging Markets Fund pursues a quality growth style of investing. Quality growth investing focuses on companies that appear reasonably priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Emerging Markets Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Emerging Markets Fund will underperform the market and its peers over short timeframes.

Securities Lending Risk

The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Performance Information: The bar chart and performance table below illustrate the risks and volatility of an investment in the Emerging Markets Fund. The Emerging Markets Fund’s past performance, both before and after taxes, does not necessarily indicate how the Emerging Markets Fund will perform in the future. Updated performance information is available online at www.mfamfunds.com or by calling 1-888-863-8803 (toll free).

The Emerging Markets Fund commenced operations on December 21, 2016, by acquiring the assets and liabilities of the Motley Fool Epic Voyage Fund, a series of the Motley Fool Funds Trust (the “Predecessor Fund”), in exchange for shares of the Emerging Markets Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the Predecessor Fund, which was also a publicly-sold open-end mutual fund.  The Predecessor Fund was also advised by the Adviser and has the same investment objective and strategies as the Emerging Markets Fund.

The bar chart shows changes in the performance of the Emerging Markets Fund’s Investor Shares from year to year.

Best Quarter: 13.35% in the quarter ended March 31, 2012

Worst Quarter: -12.18% in the quarter ended September 30, 2015

The year-to-date total return for the nine months ended September 30, 2018 was -3.22%.

The performance table shows how the Emerging Markets Fund’s Investor Shares average annual total returns for the periods indicated compare with those of the FTSE Emerging Markets All Cap China A Inclusion Net Tax Index, a narrow measure of market performance, and the FTSE Global All Cap ex-US Net Tax Index, a more broad measure of market performance.

PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2017)
Average Annual Total Returns - Motley Fool - MFAM Emerging Markets Fund		1 Year	5 Years	Since Inception	Inception Date
Investor Shares	[1]	26.10%	6.37%	7.05%	Nov. 01, 2011
Investor Shares | After Taxes on Distributions	[1]	26.01%	6.24%	6.90%	Nov. 01, 2011
Investor Shares | After Taxes on Distributions and Sales	[1]	15.17%	5.08%	5.66%	Nov. 01, 2011
FTSE Emerging Markets All Cap China A Inclusion Net Tax Index (reflects no deduction for fees and expenses or taxes)		31.61%	4.31%	5.61%	Nov. 01, 2011
[1]	The Investor Shares of the Predecessor Fund commenced operations on November 1, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Emerging Markets Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.